Other non-current liabilities - Schedule of Other Non-Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Deferred tax liabilities	$ 691	$ 52	$ 22
Deferred revenue	$ 808	$ 1,293	$ 1,940